Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Disclosure in Tabular Form of Allowances for Credit Losses and Provision for Credit Losses [Abstract]
Net investment in leases, provision for credit loss		¥ 1,833	¥ 1,717
Installment loans, provision for credit loss		3,656	5,850
Subtotal in the above table, provision for credit loss		5,489	7,567
Other financial assets measured at amortized cost, provision for credit loss		91	166
Total in the above table, provision for credit loss		5,580	7,733
Off-balance sheet credit exposures, provision for credit loss	[1]	1,673	591
Available-for-sale debt securities, provision for credit loss	[2]	66	292
Amount reported on the consolidated financial statements, provision for credit loss		¥ 7,319	¥ 8,616

[1]	The allowance for off-balance sheet credit exposure were ¥5,116 million and ¥6,010 million as of March 31, 2024 and September 30, 2024, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”
[2]	The allowance for available-for-sale debt securities were ¥634 million and ¥540 million as of March 31, 2024 and September 30, 2024, respectively, and the amounts are recorded as a reduction in “Investment in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”